MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [|] JUNE 30, 2002

DEAR SHAREHOLDER:

As 2002 began, the U.S. economy showed preliminary signs of emerging from recession. Although this trend continued throughout the first half of 2002, the quality of the data was uneven. Initial jobless claims, for example, settled below 400,000 per week for about seven weeks during the first quarter, rose back into the 400,000s for 10 weeks but again settled below the 400,000 level for the last five weeks of the period. Several consumption-data series and consumer-confidence indices posted strong gains through much of the review period but fell for the last month or two.

Throughout 2001, domestic monetary and fiscal policy was focused on stimulating economic growth. Although most analysts are inclined to believe that those policy adjustments will underpin the economic recovery, a series of accounting scandals and the resulting equity market weakness have created doubt about the economic outlook for the period ahead.

The U.S. Treasury market responded in 2002 with two-year yields rising during the first quarter, then declining as subsequent data suggested less robust growth. The yield on the two-year Treasury note rose by 68 basis points to 3.71 percent at the end of March. As data suggested a more protracted recovery, two-year yields fell by 90 basis points to 2.71 percent. Yields for longer-dated securities tend to be less tethered to federal-funds-rate expectations and posted less dramatic changes. The 10-year bond yield, for example, rose by 34 basis points before falling by 70 to end the period at 4.80 percent.

At the beginning of the period, yields on Ginnie Maes were attractive, in our opinion, having performed well relative to Treasury securities during the previous year. Ginnie Maes continued to perform well relative to Treasuries throughout most of the review period but shed a portion of their relative gains toward the end.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended June 30, 2002, Morgan Stanley U.S. Government Securities Trust's Class B shares produced a total return of 3.91 percent compared to 3.78 percent for the Lehman Brothers U.S. Government Index.* For the same period, the Fund's Class A, C and D shares posted total returns of
3.88 percent, 3.57 percent and 4.07 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures shown assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, returns would be lower.

The Fund benefited from having somewhat less interest-rate sensitivity during the first quarter when interest rates rose. Before rates fell, we had increased interest-rate sensitivity to correspond with that of

--------------
* The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [|] JUNE 30, 2002 continued

the Index. Consequently, the Fund benefited from the decline in rates. After spreads narrowed between Treasury securities and mortgage-backed securities, we reduced the mortgage-backed security portion of the Fund, which helped lock in the gains from the beginning of the period.


LOOKING AHEAD

We believe that the United States is entering a period of moderate economic growth, with inflation remaining at acceptable levels. Some increase in short-term interest rates is already anticipated by relatively higher rates for longer-dated securities. If rates were to rise by more than anticipated, the Fund's near-term performance could be adversely affected. We will make adjustments to the Fund's maturity and portfolio composition as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
------------------------------           ----------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President


ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FUND PERFORMANCE [|] JUNE 30, 2002


              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------


                       CLASS A SHARES*
-------------------------------------------------------------
1 Year                              8.17%(1)        3.57%(2)
Since Inception (7/28/97)           6.60%(1)        5.66%(2)


                       Class B Shares**
-------------------------------------------------------------
1 Year                              8.05%(1)        3.05%(2)
5 Years                             6.62%(1)        6.31%(2)
10 Years                            6.25%(1)        6.25%(2)


                       CLASS C SHARES+
-------------------------------------------------------------
1 Year                              7.55%(1)        6.55%(2)
Since Inception (7/28/97)           6.19%(1)        6.19%(2)


                       Class D Shares++
-------------------------------------------------------------
1 Year                              8.51%(1)
Since Inception (7/28/97)           6.84%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 *    The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++    Class D has no sales charge.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2002 (unaudited)


 PRINCIPAL                       DESCRIPTION
 AMOUNT IN                           AND                           COUPON
 THOUSANDS                      MATURITY DATE                       RATE             VALUE
-----------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (42.4%)
              Government National Mortgage Assoc. I (41.4%)
 $ 92,377     02/15/28 - 03/15/29 ............................    6.00%        $   92,348,365
  672,195     10/15/22 - 07/15/31 ............................    6.50            686,059,025
  524,765     04/15/17 - 03/15/27 ............................    7.00            544,935,369
  240,825     01/15/06 - 10/15/31 ............................    7.50            253,994,801
   74,198     10/15/16 - 09/15/31 ............................    8.00             78,951,274
   75,336     07/15/06 - 04/15/25 ............................    8.50             80,492,236
   57,231     10/15/08 - 08/15/21 ............................    9.00             61,380,547
   36,001     10/15/09 - 12/15/20 ............................    9.50             38,701,527
   40,660     11/15/09 - 11/15/20 ............................   10.00             43,760,196
  130,366     05/15/10 - 06/15/15 ............................   12.50                144,910
                                                                               --------------
                                                                                1,880,768,250
                                                                               --------------
              Government National Mortgage Assoc. II (1.0%)
   19,705     01/20/24 - 02/20/24 ............................    6.50             20,061,930
   25,582     03/20/26 - 07/20/29 ............................    7.00             26,477,012
                                                                               --------------
                                                                                   46,538,942
                                                                               --------------
              Government National Mortgage Assoc. GPM I (0.0%)
    1,661     08/15/13 - 07/15/15 ............................   12.25              1,859,447
                                                                               --------------
              TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $1,857,787,719)...........................                  1,929,166,639
                                                                               --------------
              U.S. GOVERNMENT OBLIGATIONS (45.4%)
              U.S. Treasury Notes (19.4%)
   75,000     02/15/10 .......................................    6.50             83,841,000
  287,500     05/15/05 .......................................    6.75            313,779,225
   50,000     05/15/04 .......................................    7.25             54,081,050
  216,350     02/15/05 .......................................    7.50            239,506,157
  165,000     11/15/04 .......................................    7.875           182,856,465
    4,750     02/15/15 .......................................   11.25              7,379,572
                                                                               --------------
                                                                                  881,443,469
                                                                               --------------
              U.S. Treasury Strip (2.6%)
  185,000     05/15/11 .......................................    0.00            118,031,295
                                                                               --------------

                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


 PRINCIPAL                        DESCRIPTION
 AMOUNT IN                            AND                          COUPON
 THOUSANDS                       MATURITY DATE                      RATE              VALUE
-----------------------------------------------------------------------------------------------
              U.S. Treasury Bonds (23.4%)
 $ 211,000    02/15/25 .........................................   7.625%         $  263,235,582
   402,000    08/15/19 - 08/15/21 ..............................   8.125             518,454,432
   206,225    08/15/20 .........................................   8.75              280,033,752
                                                                                  --------------
                                                                                   1,061,723,766
                                                                                  --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $2,047,223,217).............................                   2,061,198,530
                                                                                  --------------
              U.S. GOVERNMENT AGENCIES (9.9%)
              Housing Urban Development Ser 99-A (0.8%)
    18,800    08/01/10 .........................................   6.06               19,691,383
    15,290    08/01/11 .........................................   6.16               15,335,946
                                                                                  --------------
                                                                                      35,027,329
                                                                                  --------------
              Resolution Funding Corp. Zero Coupon Strips (9.1%)
    47,000    04/15/03 .........................................   0.00               46,259,656
    46,000    07/15/03 .........................................   0.00               44,983,354
    69,000    10/15/03 .........................................   0.00               67,067,103
    42,419    04/15/04 .........................................   0.00               40,230,349
    18,500    07/15/04 .........................................   0.00               17,369,613
     1,550    04/15/07 .........................................   0.00                1,263,145
     6,000    10/15/07 .........................................   0.00                4,792,602
    74,000    10/15/08 .........................................   0.00               55,218,578
    87,000    01/15/10 .........................................   0.00               59,708,013
    40,000    07/15/10 .........................................   0.00               26,571,880
    34,000    10/15/10 .........................................   0.00               22,318,620
    45,000    01/15/11 .........................................   0.00               28,934,415
                                                                                  --------------
                                                                                     414,717,328
                                                                                  --------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Cost $426,396,783)...............................                     449,744,657
                                                                                  --------------

                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL                        DESCRIPTION
  AMOUNT IN                            AND                        COUPON
  THOUSANDS                       MATURITY DATE                    RATE              VALUE
-----------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (1.4%) (A)
                U.S. Treasury Bills
 $    3,900     07/18/02 .......................................   1.64%        $    3,896,624
     13,200     07/11/02 .......................................   1.66             13,192,696
      5,400     07/11/02 - 08/08/02 ............................   1.67              5,391,019
     25,000     09/12/02 .......................................   1.680            24,914,833
     14,700     07/25/02 .......................................   1.685            14,682,111
                                                                                --------------


       TOTAL SHORT-TERM INVESTMENTS (Cost $62,080,733)..........                    62,077,283
                                                                                    ----------
       TOTAL INVESTMENTS (Cost $4,393,488,452) (b)..............    99.1%        4,502,187,109
       OTHER ASSETS IN EXCESS OF LIABILITIES ...................     0.9            42,930,393
                                                                   -----         -------------
       NET ASSETS ..............................................   100.0%       $4,545,117,502
                                                                   =====        ==============


------------
GPM   Graduated Payment Mortgage.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $113,454,134 and the aggregate gross unrealized depreciation is $4,755,477, resulting in net unrealized appreciation of $108,698,657.


                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)


ASSETS:
Investments in securities, at value
 (cost $4,393,488,452)........................................  $4,502,187,109
Cash .........................................................          60,845
Receivable for:
  Interest ...................................................      49,713,835
  Shares of beneficial interest sold .........................      15,976,152
Prepaid expenses and other assets ............................       2,402,762
                                                                --------------
  TOTAL ASSETS ...............................................   4,570,340,703
                                                                --------------
LIABILITIES:
Payable for:
  Investments purchased ......................................      15,935,242
  Shares of beneficial interest repurchased ..................       3,091,021
  Distribution fee ...........................................       2,582,460
  Investment management fee ..................................       1,615,009
  Dividends and distributions to shareholders ................       1,470,060
Accrued expenses .............................................         529,409
                                                                --------------
  TOTAL LIABILITIES ..........................................      25,223,201
                                                                --------------
  NET ASSETS .................................................  $4,545,117,502
                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................  $4,690,725,428
Net unrealized appreciation ..................................     108,698,657
Dividends in excess of net investment income .................     (16,509,981)
Accumulated net realized loss ................................    (237,796,602)
                                                                --------------
  NET ASSETS .................................................  $4,545,117,502
                                                                ==============
CLASS A SHARES:
Net Assets ...................................................    $158,037,748
Shares Outstanding (unlimited authorized, $.01 par value).....      17,395,037
  NET ASSET VALUE PER SHARE ..................................           $9.09
                                                                         =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 4.44% of net asset value) ............           $9.49
                                                                         =====
CLASS B SHARES:
Net Assets ...................................................  $4,111,315,446
Shares Outstanding (unlimited authorized, $.01 par value).....     451,726,076
  NET ASSET VALUE PER SHARE ..................................           $9.10
                                                                         =====
CLASS C SHARES:
Net Assets ...................................................     $87,225,863
Shares Outstanding (unlimited authorized, $.01 par value).....       9,516,673
  NET ASSET VALUE PER SHARE ..................................           $9.17
                                                                         =====
CLASS D SHARES:
Net Assets ...................................................    $188,538,445
Shares Outstanding (unlimited authorized, $.01 par value).....      20,737,190
  NET ASSET VALUE PER SHARE ..................................           $9.09
                                                                         =====


                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ........................................    $128,458,782
                                                            ------------
EXPENSES
Distribution fee (Class A shares) ......................          99,420
Distribution fee (Class B shares) ......................      14,915,959
Distribution fee (Class C shares) ......................         265,161
Investment management fee ..............................       9,554,020
Transfer agent fees and expenses .......................       1,762,925
Custodian fees .........................................         337,198
Shareholder reports and notices ........................          58,303
Registration fees ......................................          50,111
Professional fees ......................................          31,802
Trustees' fees and expenses ............................           9,881
Other ..................................................          26,608
                                                            ------------
  TOTAL EXPENSES .......................................      27,111,388
Less: distribution fee rebate (Class B shares) .........      (8,666,505)
                                                            ------------
  NET EXPENSES .........................................      18,444,883
                                                            ------------
  NET INVESTMENT INCOME ................................     110,013,899
                                                            ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ......................................       5,384,912
Net change in unrealized appreciation ..................      52,908,377
                                                            ------------
  NET GAIN .............................................      58,293,289
                                                            ------------
NET INCREASE ...........................................    $168,307,188
                                                            ============



                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                FOR THE SIX         FOR THE YEAR
                                                                               MONTHS ENDED             ENDED
                                                                               JUNE 30, 2002      DECEMBER 31, 2001
                                                                            ------------------   ------------------
                                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ...................................................     $  110,013,899       $  225,272,568
Net realized gain .......................................................          5,384,912          119,199,405
Net change in unrealized appreciation/depreciation ......................         52,908,377          (91,046,552)
                                                                              --------------       --------------
  NET INCREASE ..........................................................        168,307,188          253,425,421
                                                                              --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares ..........................................................         (4,014,026)          (6,419,817)
Class B shares ..........................................................       (111,127,970)        (218,858,654)
Class C shares ..........................................................         (1,800,905)          (2,248,365)
Class D shares ..........................................................         (4,514,129)          (7,177,769)
                                                                              --------------       --------------
  TOTAL DIVIDENDS .......................................................       (121,457,030)        (234,704,605)
                                                                              --------------       --------------
Net increase from transactions in shares of beneficial interest .........        147,792,503          365,740,692
                                                                              --------------       --------------
  NET INCREASE ..........................................................        194,642,661          384,461,508
NET ASSETS:
Beginning of period .....................................................      4,350,474,841        3,966,013,333
                                                                              --------------       --------------
END OF PERIOD
(Including dividends in excess of net investment income of $16,509,981
and $5,066,850, respectively)............................................     $4,545,117,502       $4,350,474,841
                                                                              ==============       ==============




                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2002 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2002.

For the six months ended June 30, 2002, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $8,666,505.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2002 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12,919, $1,558,258 and $26,310, respectively and received $246,987 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 were $757,327,199 and $600,551,493, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately
$91,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,647. At June 30, 2002, the Fund had an accrued pension liability of $58,216 included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS

At December 31, 2001, the Fund had a net capital loss carryover of approximately $243,181,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through December 31 of the following years:


     2002          2003         2004        2005        2006        2007
     ----          ----         ----        ----        ----        ----
   $118,056      $63,667      $49,153      $3,006      $2,711      $6,588


At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] JUNE 30, 2002 (UNAUDITED) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE SIX                           FOR THE YEAR
                                                 MONTHS ENDED                              ENDED
                                                 JUNE 30, 2002                       DECEMBER 31, 2001
                                      -----------------------------------   ------------------------------------
                                                  (unaudited)
                                           SHARES             AMOUNT             SHARES              AMOUNT
                                      ---------------   -----------------   ----------------   -----------------
CLASS A SHARES
Sold ..............................      12,215,436      $  110,118,852         38,542,864      $  348,022,471
Reinvestment of dividends .........         337,088           3,042,463            524,140           4,722,982
Redeemed ..........................      (8,824,694)        (79,614,273)       (36,556,941)       (330,029,479)
                                         ----------      --------------        -----------      --------------
Net increase - Class A ............       3,727,830          33,547,042          2,510,063          22,715,974
                                         ----------      --------------        -----------      --------------
CLASS B SHARES
Sold ..............................      40,554,321         366,653,575        123,429,604       1,116,980,350
Reinvestment of dividends .........       6,899,484          62,371,892         13,501,488         121,807,215
Redeemed ..........................     (42,787,036)       (385,509,813)      (108,126,726)       (977,027,553)
                                        -----------      --------------       ------------      --------------
Net increase - Class B ............       4,666,769          43,515,654         28,804,366         261,760,012
                                        -----------      --------------       ------------      --------------
CLASS C SHARES
Sold ..............................       6,593,713          60,045,520          9,847,708          89,816,992
Reinvestment of dividends .........         132,320           1,205,087            170,712           1,553,315
Redeemed ..........................      (4,228,247)        (38,458,668)        (6,042,829)        (54,957,118)
                                        -----------      --------------       ------------      --------------
Net increase - Class C ............       2,497,786          22,791,939          3,975,591          36,413,189
                                        -----------      --------------       ------------      --------------
CLASS D SHARES
Sold ..............................       8,340,222          75,141,178         11,712,760         105,856,459
Reinvestment of dividends .........         315,768           2,852,147            503,363           4,538,715
Redeemed ..........................      (3,336,030)        (30,055,457)        (7,245,262)        (65,543,657)
                                        -----------      --------------       ------------      --------------
Net increase - Class D ............       5,319,960          47,937,868          4,970,861          44,851,517
                                        -----------      --------------       ------------      --------------
Net increase in Fund ..............      16,212,345      $  147,792,503         40,260,881      $  365,740,692
                                         ==========      ==============         ==========      ==============

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                FOR THE SIX
                                               MONTHS ENDED
                                               JUNE 30, 2002
                                          ----------------------
                                               (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ....        $8.99
                                                 -----
Income (loss) from investment
 operations:
 Net investment income ..................         0.23
 Net realized and unrealized gain
  (loss) ................................         0.13
                                                 -----
Total income (loss) from investment
 operations .............................         0.36
                                                 -----
Less dividends from net investment
 income .................................        (0.26)
                                                 -----
Net asset value, end of period ..........        $9.09
                                                 =====
Total Return+ ..........................         3.88%(1)
Ratios to Average Net Assets:
Expenses ................................         0.68%(2)(3)
Net investment income ...................         5.24%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ..............................     $158,038
Portfolio turnover rate .................           14%(1)



                                                                                                              FOR THE PERIOD
                                                           FOR THE YEAR ENDED DECEMBER 31                     JULY 28, 1997*
                                          -----------------------------------------------------------------       THROUGH
                                                2001             2000            1999            1998        DECEMBER 31, 1997
                                          ---------------- ---------------- -------------- ---------------- ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ....        $8.94         $ 8.58        $  9.18           $ 9.09            $ 9.03
                                                 -----         ------        -------           ------            ------
Income (loss) from investment
 operations:
 Net investment income ..................         0.51           0.56           0.58             0.59              0.25
 Net realized and unrealized gain
  (loss) ................................         0.07           0.36          (0.60)            0.09              0.06
                                                 -----         ------        -------           ------            ------
Total income (loss) from investment
 operations .............................         0.58           0.92          (0.02)            0.68              0.31
                                                 -----         ------        -------           ------            ------
Less dividends from net investment
 income .................................        (0.53)         (0.56)         (0.58)           (0.59)            (0.25)
                                                 -----         ------        -------           ------            ------
Net asset value, end of period ..........        $8.99         $ 8.94        $  8.58           $ 9.18            $ 9.09
                                                 =====         ======        =======           ======            ======
Total Return+  ..........................         6.66%         11.18%         (0.26)%          7.70%              3.50%(1)
Ratios to Average Net Assets:
Expenses ................................         0.73%(3)      0.77%(3)        0.70%(3)        0.76%(3)           0.77%(2)
Net investment income ...................         5.65%(3)      5.81%(3)        6.50%(3)        6.45%(3)           6.57%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ..............................     $122,863       $99,750         $70,881         $58,538            $20,841
Portfolio turnover rate .................           73%           19%             11%             14%                 4%

------------
 *  The date shares were first issued.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued



                                             FOR THE SIX                                    FOR THE YEAR ENDED DECEMBER 31
                                             MONTHS ENDED             ------------------------------------------------------------
                                            JUNE 30, 2002                 2001               2000            1999           1998
                                           ----------------           ------------        ----------       --------        -------
                                                 (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...       $ 9.00                $ 8.95             $ 8.59          $ 9.20         $ 9.10
                                               ------                ------             ------          ------         ------
Income (loss) from investment
 operations:
 Net investment income .................         0.23                  0.48              0.57            0.55            0.54
 Net realized and unrealized gain
  (loss) ...............................         0.12                  0.07              0.36           (0.61)           0.10
                                               ------                ------             ------          ------         ------
Total income (loss) from investment
 operations ............................         0.35                  0.55              0.93           (0.06)           0.64
                                               ------                ------             ------          ------         ------
Less dividends from net investment
 income ................................        (0.25)                (0.50)            (0.57)          (0.55)          (0.54)
                                               ------                ------             ------          ------         ------
Net asset value, end of period .........       $ 9.10                $ 9.00             $ 8.95          $ 8.59         $ 9.20
                                               ======                ======             ======          ======         ======
Total Return+  .........................         3.91%(1)              6.29%            11.23%          (0.65)%          7.27%
Ratios to Average Net Assets:
Expenses ...............................         0.86%(2)(3)(4)        1.07%(3)(4)       0.72%(3)(4)     1.02%(3)(4)     1.27%(3)
Net investment income ..................         5.06%(2)(3)(4)        5.30%(3)(4)       5.86%(3)(4)     6.18%(3)(4)     5.94%(3)
Supplemental Data:
Net assets, end of period, in millions..       $4,111                $4,025            $3,745          $4,145          $4,996
Portfolio turnover rate ................           14%(1)                73%               19%             11%             14%


                                              FOR THE
                                              YEAR ENDED
                                              DECEMBER
                                                 31
                                             ----------
                                                1997*
                                             ----------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .......  $ 8.92
                                              ------
Income (loss) from investment
 operations:
 Net investment income .....................    0.56
 Net realized and unrealized gain
  (loss) ...................................    0.18
                                              ------
Total income (loss) from investment
 operations ................................    0.74
                                              ------
Less dividends from net investment
 income ....................................   (0.56)
                                              -----
Net asset value, end of period .............  $ 9.10
                                              ======
Total Return+  .............................    8.56%
Ratios to Average Net Assets:
Expenses ...................................    1.26%
Net investment income ......................    6.22%
Supplemental Data:
Net assets, end of period, in millions .....  $5,429
Portfolio turnover rate ....................       4%

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

(4) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:


                          EXPENSE     NET INVESTMENT
     PERIOD ENDED          RATIO       INCOME RATIO
----------------------   ---------   ---------------
   June 30, 2002            1.29%          4.63%
   December 31, 2001        1.29%          5.08%
   December 31, 2000        1.29%          5.29%
   December 31, 1999        1.29%          5.91%

                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                                 FOR THE SIX
                                                MONTHS ENDED
                                                JUNE 30, 2002
                                           ----------------------
                                                (unaudited)
Class C Shares
Selected Per Share Data
Net asset value, beginning of period .....     $  9.07
                                               -------
Income (loss) from investment
 operations:
 Net investment income ...................        0.21
 Net realized and unrealized gain
  (loss) .................................        0.12
                                               -------
Total income (loss) from investment
 operations ..............................        0.33
                                               -------
Less dividends from net investment
 income ..................................       (0.23)
                                               -------
Net asset value, end of period ...........     $  9.17
                                               =======
Total Return+ ...........................         3.57%(1)
Ratios to Average Net Assets:
Expenses .................................        1.29%(2)(3)
Net investment income ....................        4.63%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ...............................     $87,226
Portfolio turnover rate ..................          14%(1)


                                                                                                               FOR THE PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31                     JULY 28, 1997*
                                           -----------------------------------------------------------------       THROUGH
                                                 2001             2000            1999            1998        DECEMBER 31, 1997
                                           ---------------- ---------------- -------------- ---------------- ------------------
Class C Shares
Selected Per Share Data
Net asset value, beginning of period .....    $  9.02         $ 8.65        $  9.26           $ 9.17                $ 9.03
                                              -------         ------        -------           ------                ------
Income (loss) from investment
 operations:
 Net investment income ...................       0.46           0.52           0.53             0.55                  0.23
 Net realized and unrealized gain
  (loss) .................................       0.07           0.37          (0.61)            0.09                  0.14
                                              -------         ------        -------           ------                ------
Total income (loss) from investment
 operations ..............................       0.53           0.89          (0.08)            0.64                  0.37
                                              -------         ------        -------           ------                ------
Less dividends from net investment
 income ..................................      (0.48)         (0.52)         (0.53)           (0.55)                (0.23)
                                              -------         ------        -------           ------                ------
Net asset value, end of period ...........    $  9.07         $ 9.02        $  8.65           $ 9.26                $ 9.17
                                              =======         ======        =======           ======                ======
Total Return+  ...........................       6.03%         10.70%         (0.90)%           7.14%                 4.14%(1)
Ratios to Average Net Assets:
Expenses .................................       1.29%(3)       1.29%(3)       1.29%(3)         1.27%(3)              1.25%(2)
Net investment income ....................       5.08%(3)       5.29%(3)       5.91%(3)         5.94%(3)              5.81%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ...............................    $63,646        $27,445        $22,004          $17,087                $4,385
Portfolio turnover rate ..................         73%            19%            11%              14%                    4%

------------
 *   The date shares were first issued.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                                 FOR THE SIX
                                                MONTHS ENDED
                                                JUNE 30, 2002
                                           ----------------------
                                                (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .....       $ 8.99
                                                 ------
Income (loss) from investment
 operations:
 Net investment income ...................         0.24
 Net realized and unrealized gain
  (loss) .................................         0.12
                                                 ------
Total income (loss) from investment
 operations ..............................         0.36
                                                 ------
Less dividends from net investment
 income ..................................        (0.26)
                                                 ------
Net asset value, end of period ...........       $ 9.09
                                                 ======
Total Return+ ............................         4.07%(1)
Ratios to Average Net Assets:
Expenses .................................         0.54%(2)(3)
Net investment income ....................         5.38%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ...............................     $188,538
Portfolio turnover rate ..................           14%(1)



                                                                                                               FOR THE PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31                     JULY 28, 1997*
                                           -----------------------------------------------------------------       THROUGH
                                                 2001             2000            1999            1998        DECEMBER 31, 1997
                                           ---------------- ---------------- -------------- ---------------- ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .....       $ 8.95         $ 8.58        $ 9.18           $ 9.11           $  9.03
                                                 ------         ------        ------           ------           -------
Income (loss) from investment
 operations:
 Net investment income ...................         0.53           0.58          0.59             0.61              0.27
 Net realized and unrealized gain
  (loss) .................................         0.06           0.37         (0.60)            0.07              0.08
                                                 ------         ------        ------           ------           -------
Total income (loss) from investment
 operations ..............................         0.59           0.95         (0.01)            0.68              0.35
                                                 ------         ------        ------           ------           -------
Less dividends from net investment
 income ..................................        (0.55)         (0.58)        (0.59)           (0.61)            (0.27)
                                                 ------         ------        ------           ------           -------
Net asset value, end of period ...........       $ 8.99         $ 8.95        $ 8.58           $ 9.18           $  9.11
                                                 ======         ======        ======           ======           =======
Total Return+  ...........................         6.85%         11.43%        (0.10)%           7.72%             3.87%(1)
Ratios to Average Net Assets:
Expenses .................................         0.54%(3)       0.54%(3)      0.54%(3)         0.52%(3)          0.52%(2)
Net investment income ....................         5.83%(3)       6.04%(3)      6.66%(3)         6.69%(3)          6.91%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ...............................    $ 138,669        $93,446       $30,315          $20,392           $11,367
Portfolio turnover rate ..................           73%            19%           11%              14%                4%

------------
 *    The date shares were first issued.

 + Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

David S. Horowitz
Vice President

Paul O'Brien
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments andc services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


[MORGAN STANLEY LOGO]


[GRAPHIC OMITTED]


MORGAN STANLEY
U.S. GOVERNMENT
SECURITIES TRUST


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
June 30, 2002